Goodwill And Other Intangibles (Schedule Of Changes In The Carrying Amount Of Goodwill) (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2009
Goodwill And Other Intangibles
Balance at December 31, 2010	$ 715,005	$ 302,534
Goodwill acquired during the period	1,754,385
Measurement period adjustments	4,937
Effect of currency translation	342
Balance at September 30, 2011	$ 2,474,669	$ 302,534